Trade Accounts Receivable, Net (Details) - Schedule of Trade Accounts Receivables Net - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Accounts Receivables Net [Line Items]
Trade accounts receivable		S/ 1,830,772	S/ 1,802,451
Trade accounts receivable, Current portion		1,061,801	1,078,582
Trade accounts receivable, Non-current portion		768,971	723,869
Receivables [Member]
Schedule of Trade Accounts Receivables Net [Line Items]
Trade accounts receivable	[1]	204,167	357,704
Unbilled Receivables - Subsidiaries [Member]
Schedule of Trade Accounts Receivables Net [Line Items]
Trade accounts receivable	[2]	718,408	584,217
Unbilled Receivables - Concessions [Member]
Schedule of Trade Accounts Receivables Net [Line Items]
Trade accounts receivable	[3]	S/ 908,197	S/ 860,530

[1]	Invoices receivables are recognized net of impairment for S/ 43.4 million and discounted at current value for S/ 0.5 millions. (S/ 44.7 million for impairment and S/ 0.7 million at current value as of December 31, 2022).
[2]	Correspond to documents related to the estimates for services provided that were not invoiced, valuations under preparation or approval pending. These rights are recognized discounted at current value for S/ 2.3 million (S/ 2.8 million as of December 31, 2022). The following is a breakdown by subsidiary:
[3]	Correspond to future collections to the Grantor according to the terms of the concession agreement as detailed below: